Schedule of fair value measurement hierarchy of leasehold land and buildings (Details) - Leasehold land and buildings [member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets at fair value	$ 15,964,489	$ 15,823,299
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets at fair value	15,964,489	15,823,299
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE
IfrsStatementLineItems [Line Items]
Assets at fair value	15,964,489	15,823,299
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets at fair value
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets at fair value	15,964,489
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets at fair value		$ 15,823,299